Share capital (Tables)	6 Months Ended
Jun. 30, 2019
Share Capital [Abstract]
Schedule of changes in options
	June 30, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	1,928,182	4.13
Options exercised	(43,760)	0.80
Options forfeited	(112,500)	8.41
Options cancelled	(275,000)	11.75
Options outstanding, ending	6,253,096	$2.13

Schedule of details of options outstanding
Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	2.95 years	2,045,455	2,045,455
$0.30	3.12 years	308,522	302,866
$0.80	3.45 years	633,513	564,221
$0.80	3.69 years	12,500	10,416
$2.00	3.98 years	12,500	9,634
$2.00	4.64 years	352,500	312,860
$2.00	5.11 years	50,000	23,962
$9.60 USD	5.52 years	205,000	86,212
$6.18 USD	6.11 years	175,000	-
$1.53 USD	4.39 years	120,000	60,000
$5.00 USD	4.42 years	409,924	409,924
$3.40 USD	6.72 years	1,228,182	738,182
$2.62 USD	2.99 years	700,000	-
	4.17 years	6,253,096	4,563,732

Schedule of stock options Black-Scholes option pricing model
Six months ended June 30, 2019
Expected life of options	3 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.41%
Dividend rate	0%

Schedule of changes in warrants
	June 30, 2019		December 31, 2018
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	-	-	10,807,093	5.36
Warrants exercised	(1,116,323)	3.82	(294,232)	5.08
Warrants outstanding, ending	21,253,395	$4.41	22,369,718	$5.03

Schedule of details in warrants outstanding
Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.31 years	11,010,058
$2.00 USD - $24.00 USD	4.17 years	5,741,969
Transferable Warrants
$4.25 USD	4.11 years	4,501,368